BUSINESS COMBINATIONS - Effects of offsetting on acquisition (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Gross amount set off in the balance sheet	$ 4,088
Gross Amount	10,266
Net amount presented in the balanced sheet	6,178
Pentalog
Disclosure of detailed information about business combination [line items]
Gross amount set off in the balance sheet	4,088
Gross Amount	10,266
Gross amount, at present value	$ 11,139